Loans, Borrowing and Other Financial Liabilities - Schedule of Movement in Loans and Borrowing During the Reporting Periods (Details) - Loans and Borrowings [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Movement in Loans and Borrowing During the Reporting Periods [Line Items]
Balance at beginning	$ 1,266,205	[1]	$ 1,455,584		$ 1,417,011
Balance at ending	2,258,449		1,266,205	[1]	1,455,584
Proceeds from loans and borrowings	1,749,014	[2]	1,241,024		876,798
Changes in the fair value of the put option recognized in equity	(91,566)		(209,557)		142,028
Interest accrued	227,848		227,525		111,234
Increases from business combinations (Note 17.1)			235
Translation difference	911		(2,146)		3,250
Repayments of loans and borrowings	(685,084)	[3]	(1,217,881)		(995,865)
Payments of interest on loans and borrowings	$ (208,879)		$ (228,579)		$ (98,872)

[1]	As of December 31, 2023, the balance corresponds to $108,969 from the bilateral loan agreement signed on March 27, 2020, $136,727 from the bilateral credit agreement signed on June 3, 2020; the renewal of the bilateral credit with three new bilateral loans for $202,663, $126,478, and $114,053 signed on March 26, 2021; as well as $101,280 and $25,348 from new bilateral loans signed on August 28, 2023, by the parent company. A put option contract with Spice Investments Mercosur S.A. for $442,341 with the non-controlling interest owners of the subsidiary Grupo Disco Uruguay S.A. From the subsidiary Spice Investments Mercosur S.A. and its subsidiaries, credits of $157 and letters of credit for $8,189.
[2]	The Company requested disbursements of $30,000, $70,000, and $230,000 from the bilateral revolving credit agreement signed on February 18, 2022; a disbursement of $300,000 from the bilateral revolving credit agreement signed on October 10, 2022; and a disbursement of $200,000 from another bilateral revolving credit agreement signed on April 4, 2022. In February 2024, the Company requested disbursements of $70,000 from the bilateral revolving credit agreement signed on February 18, 2022, and $100,000 from the bilateral credit agreement signed on February 12, 2024. In August and September, the Company requested disbursements of $132,515 from the bilateral credit agreement signed on August 9, 2024, and $65,000 from the bilateral credit agreement signed on September 2, 2024. In October 2024, the Company requested a disbursement of $200,000 from the bilateral revolving credit agreement signed on October 28, 2024. During the period ended December 31, 2024, the subsidiary Libertad S.A. requested disbursements of $67,929 During the period ended December 31, 2024, the subsidiary Spice Investments Mercosur S.A. and its subsidiaries requested disbursements of $158,484 and letters of credit for $125,086.
[3]	During the period ended December 31, 2024, the Company paid $50,000 related to the renewal of the bilateral credit agreement signed on March 26, 2021; $51,192 related to two bilateral loans signed on March 26, 2021; $48,334 for the bilateral loan signed on March 27, 2020; $100,000 for the bilateral revolving credit agreement signed on April 4, 2022; and $300,000 for the bilateral revolving credit agreement signed on October 10, 2022 During the period ended December 31, 2024, the subsidiary Spice Investments Mercosur S.A. and its subsidiaries repaid loans of $13,536 and letters of credit for $122,022.